CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (DEFICIT):
Accounts payable and accrued expenses	$ 0	$ 101,175
Customers deposits	$ 0	$ 11,028	$ 0
Common stock, authorized	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.0001	$ 0
Common stock, outstanding	10,152,284	0	0
Common stock, issued	10,152,284	0	0
Advances from prospective customers distributors	$ 794,951	$ 757,896	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Due to related parties	$ 243,556	$ 91,951	93,852
Operating lease liability- current	456,155	315,207	262,928
Operating lease liability- non current	$ 1,486,196	$ 0	$ 283,422
Common Stock Class B [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, authorized	3,750,000	3,750,000
Common stock, par value	$ 0.001	$ 0.0001	$ 0
Common stock, outstanding	4,447	0	0
Common stock, issued	4,447	0	0
Common Class A [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.001	$ 0.0001	$ 0
Common stock, outstanding	118,177,885	117,000,000	0
Common stock, issued	118,177,885	117,000,000	0